Leases - Schedule of Future Minimum Lease Payments to be Received on Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases [Line Items]
Minimum lease payments to be received, Total	¥ 7,187
Minimum lease payments to be received, Less than 1 year	1,350
Minimum lease payments to be received, 1 to 2 years	1,239
Minimum lease payments to be received, 2 to 3 years	1,166
Minimum lease payments to be received, 3 to 4 years	581
Minimum lease payments to be received, 4 to 5 years	490
Minimum lease payments to be received, More than 5 years	¥ 2,361